Cost of Sales - Schedule of Cost of Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Cost Of Sales Abstract
Direct labor	$ 1,719,388	$ 1,940,773	$ 1,600,909
Direct materials	13,930,350	12,294,288	10,428,628
Direct manufacturing overhead	1,466,025	1,359,577	1,338,927
Outsourced products	868,001	10,713,360	1,931,385
Total	$ 17,983,764	$ 26,307,998	$ 15,299,849